Fair Value Of Assets And Liabilities (Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Trading Account Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 17,992		$ 18,059		$ 26,478
Net income	5,028		3,678		3,796
Other comprehensive income	0		0		0
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	(7,784)		0		(132)
Settlements, assets	(8,036)		(9,225)		(12,083)
Net transfers into/(out of) Level 3, assets	0		5,480		0
Ending Balance	7,200		17,992		18,059
Net unrealized gains/(losses) included in net income	1,237	[1]	2,084	[1]	2,205	[1]
Loans Held For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	221,094		210,487		207,632
Net income	(4,387)		(2,618)		(368)
Other comprehensive income	0		0		0
Purchases, assets	69,929		60,111		49,323
Issuances, assets	0		0		0
Sales, assets	0		0		0
Settlements, assets	(40,369)		(27,032)		(37,198)
Net transfers into/(out of) Level 3, assets	(15,811)	[2]	(19,854)	[2]	(8,902)	[2]
Ending Balance	230,456		221,094		210,487
Net unrealized gains/(losses) included in net income	(4,387)	[1]	(2,618)	[1]	(368)	[1]
Investment Portfolio [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,253		7,262		39,391
Net income	0		0		0
Other comprehensive income	(114)		(234)		(1,688)
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	0		0		(29,217)
Settlements, assets	(1,313)		(1,775)		(1,224)
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	3,826		5,253		7,262
Net unrealized gains/(losses) included in net income	0		0		0
Venture Capital Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	4,300		12,179		13,179
Net income	0		371		0
Other comprehensive income	0		0		0
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	0		(8,250)		(1,000)
Settlements, assets	0		0		0
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	4,300		4,300		12,179
Net unrealized gains/(losses) included in net income	0	[3]	(4,700)	[3]	0	[3]
Mortgage Servicing Rights Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	114,311		144,069		207,319
Net income	20,182		(5,075)		(41,260)
Other comprehensive income	0		0		0
Purchases, assets	0		0		0
Issuances, assets	0		0		0
Sales, assets	(39,633)		0		0
Settlements, assets	(22,067)		(24,683)		(21,990)
Net transfers into/(out of) Level 3, assets	0		0		0
Ending Balance	72,793		114,311		144,069
Net unrealized gains/(losses) included in net income	17,394	[1]	(3,957)	[1]	(40,076)	[1]
Net Derivative Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(2,175)		(11,820)		(1,000)
Net income	(2,013)		(1,757)		(9,414)
Other comprehensive income	0		0		0
Purchases, liabilities	0		0		0
Issuances, liabilities	0		0		(2,500)
Sales, liabilities	0		0		0
Settlements, liabilities	1,273		11,402		1,094
Net transfers in/(out) level 3, liabilities	0		0		0
Ending Balance	(2,915)		(2,175)		(11,820)
Net unrealized gains/(losses) included in other expense	2,013	[4]	(1,757)	[4]	(9,414)	[4]
Other Short Term Borrowings [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(11,156)		(14,833)		(27,309)
Net income	(3)		3,677		12,476
Other comprehensive income	0		0		0
Purchases, liabilities	0		0		0
Issuances, liabilities	0		0		0
Sales, liabilities	11,159		0		0
Settlements, liabilities	0		0		0
Net transfers in/(out) level 3, liabilities	0		0		0
Ending Balance	0		(11,156)		(14,833)
Net unrealized gains/(losses) included in net income	$ 0	[1]	$ 3,677	[1]	$ 12,476	[1]

[1]	Primarily included in mortgage banking income on the Consolidated Statements of Income.
[2]	Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
[3]	Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
[4]	Included in Other expense